ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Salaries and social security insurance payables (Details)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Salaries and social security insurance payable
Salaries	¥ 47,732,121	$ 6,723,023	¥ 49,020,045	$ 7,721,881	¥ 46,263,007
Social security insurance	7,535,447	1,061,360	7,732,161	1,218,008	39,926,173
Union Fee	676,205	95,244	707,067	111,381	629,238
Total	¥ 55,943,773	$ 7,879,627	¥ 57,459,273	$ 9,051,270	¥ 86,818,418